PIMCO Variable Insurance Trust

Supplement Dated December 1, 2021 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class

Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 4, 2021 to the Prospectuses dated April 30, 2020, each as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021.

Effective January 1, 2022, the Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel J. Ivascyn and Mohit Mittal. Accordingly, effective January 1, 2022, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel J. Ivascyn and Mohit Mittal. Mr. Seidner is CIO Non-traditional Strategies, and Mr. Ivascyn is Group Chief Investment Officer. Each of Messrs. Seidner, Ivascyn and Mittal is a Managing Director of PIMCO. Mr. Seidner has managed the Portfolio since January 2015, Mr. Ivascyn has managed the Portfolio since September 2014 and Mr. Mittal has managed the Portfolio since January 2022.

In addition, effective January 1, 2022, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Dynamic Bond PIMCO Income	Daniel J. Ivascyn	9/14 4/16*

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Dynamic Bond PIMCO Total Return	Mohit Mittal	1/22 12/19

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Dynamic Bond	Marc Seidner	1/15

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_120121

PIMCO Variable Insurance Trust

Supplement Dated December 1, 2021 to the

PIMCO Dynamic Bond Portfolio Administrative Class Prospectus, PIMCO Dynamic Bond

Portfolio Advisor Class Prospectus, PIMCO Dynamic Bond Portfolio Institutional Class Prospectus

and PIMCO Dynamic Bond Portfolio Class M Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 4, 2021 to the Prospectus dated April 30, 2020, as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021.

Effective January 1, 2022, the Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel J. Ivascyn and Mohit Mittal. Accordingly, effective January 1, 2022, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel J. Ivascyn and Mohit Mittal. Mr. Seidner is CIO Non-traditional Strategies, and Mr. Ivascyn is Group Chief Investment Officer. Each of Messrs. Seidner, Ivascyn and Mittal is a Managing Director of PIMCO. Mr. Seidner has managed the Portfolio since January 2015, Mr. Ivascyn has managed the Portfolio since September 2014 and Mr. Mittal has managed the Portfolio since January 2022.

In addition, effective January 1, 2022, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Dynamic Bond	Daniel J. Ivascyn	9/14

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Dynamic Bond	Mohit Mittal	1/22

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Dynamic Bond	Marc Seidner	1/15

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_120121

PIMCO Variable Insurance Trust

Supplement dated December 1, 2021 to the

Statement of Additional Information dated April 30, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 4, 2021 to the SAI dated April 30, 2020, as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021.

Effective January 1, 2022, the Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel J. Ivascyn and Mohit Mittal. Accordingly, effective January 1, 2022, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective January 1, 2022, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 1, 2022, the PIMCO Dynamic Bond Portfolio is jointly and primarily managed by Marc Seidner, Daniel J. Ivascyn and Mohit Mittal.

In addition, effective January 1, 2022, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_120121